RISKS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of exposure to the price risk

	Increase of the result for the year
Financial assets	12.31.2024	12.31.2023
Shares	6	12
Government securities	69	39
Corporate Bonds	11	8
Mutual funds	1	-
Variation of the result of the year	87	59

Schedule of borrowings classified by interest rate and currency

	12.31.2024	12.31.2023
Fixed interest rate:
Argentine pesos	-	33
U.S. dollar	1,929	1,210
Yuan R.China	-	5
Subtotal loans obtained at a fixed interest rate	1,929	1,248

Floating interest rate:
Argentine pesos	17	30
U.S. dollar	20	41
Subtotal loans obtained at a floating interest rate	37	71

Non interest accrued:
Argentine pesos	-	11
U.S. dollar	113	118
Subtotal loans no interest accrued	113	129
Total borrowings	2,079	1,448

Schedule of expected credit loss on trade receivables and financial assets rates

12.31.2024	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Oil and Gas	0.01%	0.04%	0.34%	6.25%	19.99%	27.11%	28.79%	37.16%
Generation	0.09%	0.55%	3.70%	8.92%	12.26%	14.78%	16.40%	21.41%
Petrochemicals	0.01%	0.11%	9.50%	17.12%	24.00%	24.24%	24.93%	25.46%
Holding, Transportation and others	0.24%	3.37%	4.49%	12.45%	12.45%	16.67%	16.67%	16.67%

12.31.2023	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Oil and Gas	0.06%	0.30%	2.19%	3.83%	5.06%	10.14%	10.14%	10.21%
Generation	0.32%	1.26%	8.33%	16.63%	20.72%	23.46%	27.00%	28.96%
Petrochemicals	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	28.96%
Holding, Transportation and others	0.18%	1.04%	8.44%	9.09%	9.09%	9.09%	9.09%	9.09%

12.31.2022	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Oil and Gas	0.18%	0.48%	13.24%	31.50%	32.01%	32.09%	32.31%	32.38%
Generation	0.08%	0.26%	2.54%	7.11%	14.37%	21.39%	27.22%	33.01%
Petrochemicals	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Holding, Transportation and others	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Schedule of liquidity index

	12.31.2024	12.31.2023

Current assets	2,380	1,336
Current liabilities	1,302	521

Liquidity ratio	1.83	2.56

Schedule of financial liabilities contractual undiscounted cash flows maturity

As of December 31, 2024	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	330	237	480
Three months to one year	21	16	334
One to two years	66	75	250
Two to five years	-	4	735
More than five years	-	5	977
Non set maturity term	146	-	-
Total	563	337	2,776

As of December 31, 2023	Trade and other receivables	Trade and other payables (1)	Borrowings
Less than three months	261	223	63
Three months to one year	13	15	236
One to two years	10	31	277
Two to five years	6	6	907
More than five years	-	9	306
Non set maturity term	24	-	-
Total	314	284	1,789

(1)	Includes Lease Liabilities (see Note 19).

Schedule of financial leverage ratios

	12.31.2024	12.31.2023
Total borrowings	2,079	1,448
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(1,588)	(730)
Net debt	491	718
Total capital	3,777	3,122
Leverage ratio	12.99%	23.00%